Subsequent Events (Details Textual) - Subsequent Event [Member]	1 Months Ended
Feb. 28, 2018 USD ($) shares
Subsequent Event [Line Items]
Cash payment	$ 335,000
Stock issued for services | shares	183,137
Cash payment for scientific advisory services	$ 100,000